Accrued liabilities and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities And Other Payables [Line Items]
Accrued administrative expenses	$ 1,757	$ 1,650
Accrued operating expense	1,195	1,359
Current tax payable	1,324	461
Warranty provision (notes 7 and 19)	0	1,304
Deferred Credits and Other Liabilities, Current	0	404
Other accrued liabilities	2,863	2,082
Other payables	5,903	11,672
Total accrued liabilities and other payables	$ 13,042	$ 18,932